Related Party Balances And Transactions - Summary Of Transactions With Related Parties (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	¥ 23,583	¥ 7,995	¥ 32,922
Cloud services from Tencent Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	18,119	6,109	2,063
On-line payment platform clearing services from Tencent Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	5,464	1,886	836
Cash advance to Mr.Peng Zhao [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	0	0	24,930
Cash advance to individual executive officer [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	¥ 0	¥ 0	¥ 5,093